Property, vessels and equipment, Summary (Details) $ in Thousands, $ in Millions		12 Months Ended
	Aug. 30, 2019 MXN ($)	Dec. 31, 2021 MXN ($) properties		Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 2,531,996		$ 2,285,420
Additions		75,468		28,375
Disposals		332,474		32,265
Transfers and others		(703,987)		304,074
Depreciation/loss from revaluation		30,065		53,608
Net balances at year end		1,540,938		2,531,996		$ 2,285,420
Loss from sale of property, vessels and equipment		(132,956)		153		23,415
Revaluation surplus		914,260		1,455,179
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation		197,950		290,056
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		182,055		214,938
Additions		0		0
Disposals		119,832	[1]	0
Transfers and others		(51,591)	[2]	(16,241)	[3]
Depreciation/loss from revaluation		10,632		16,642
Net balances at year end		$ 0		$ 182,055		214,938
Estimated useful lives (years)		25 years		25 years
Assets held for sale		$ 446,951
Cancellation of revaluation surplus		$ 284,584
Number of write-off properties | properties		3
Write-offs of properties		$ 191,000
Loss from sale of property, vessels and equipment	$ 130,000
Deficit from revaluation				$ 16,135
Maritime equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		0
Additions		33,836
Disposals		0
Transfers and others		37,002
Depreciation/loss from revaluation		0
Net balances at year end		$ 70,838		0
Estimated useful lives (years)		3 years
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 190		232
Additions		0		0
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		41		42
Net balances at year end		$ 149		$ 190		232
Estimated useful lives (years)		40 years		40 years
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 6,858		$ 15,180
Additions		0		0
Disposals		5,486		0
Transfers and others		2,376		5,871
Depreciation/loss from revaluation		1,803		14,193
Net balances at year end		$ 1,945		$ 6,858		15,180
Estimated useful lives (years)		2 years 6 months		2 years 6 months
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 286,232		$ 299,660
Additions		0		3,432
Disposals		48,869	[4]	0
Transfers and others		(108,094)	[2]	0	[3]
Depreciation/loss from revaluation		12,555		16,860
Net balances at year end		$ 116,714		$ 286,232		299,660
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		20 years		20 years
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		25 years		25 years
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 450		$ 205
Additions		0		616
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		63		371
Net balances at year end		$ 387		$ 450		205
Estimated useful lives (years)		10 years		10 years
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 397		$ 456
Additions		100		214
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		220		273
Net balances at year end		$ 277		$ 397		456
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years		4 years
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 24,309		$ 26,035
Additions		1,381		999
Disposals		0		281
Transfers and others		0		0
Depreciation/loss from revaluation		2,353		2,444
Net balances at year end		$ 23,337		$ 24,309		26,035
Estimated useful lives (years)		10 years		10 years
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 3,730		$ 5,027
Additions		54		79
Disposals		0		0
Transfers and others		0		28
Depreciation/loss from revaluation		1,220		1,404
Net balances at year end		$ 2,564		$ 3,730		5,027
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years 6 months		4 years 6 months
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		10 years		10 years
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 9,500		$ 10,892
Additions		89		166
Disposals		0		180
Transfers and others		23		1
Depreciation/loss from revaluation		1,178		1,379
Net balances at year end		8,434		9,500		10,892
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		513,721		572,625
Additions		35,460		5,506
Disposals		174,187		461
Transfers and others		(120,284)		(10,341)
Depreciation/loss from revaluation		30,065		53,608
Net balances at year end		224,645		513,721		572,625
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		1,934,345		1,597,923
Additions		0		0
Disposals		158,287	[4]	0
Transfers and others		(576,508)	[2]	336,422	[3]
Depreciation/loss from revaluation		0		0
Net balances at year end		1,199,550		1,934,345		1,597,923
Revaluation surplus				330,571
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		83,930		114,872
Additions		40,008	[5]	22,869
Disposals		0		31,804	[6]
Transfers and others		(7,195)		(22,007)
Net balances at year end		$ 116,743		$ 83,930		$ 114,872
Act Maritime, LLC [Member] | Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Prepayment of line of credit							$ 3.5

[1]	On January 8, 2021, the ship 2Olmeca” was sold to company Athene Shipping Limited, which was delivered in Singapore. The cash received was used to prepay the line of credit with Act Maritime LLC for $3.5 million dollars in December 2020.
[2]	It is mainly made up of the transfer to the assets classified as held for sale for $446,951 and the cancellation of the revaluation surplus for $284,584.
[3]	It is mainly comprised of the surplus for revaluation of land for $330,571 and a deficit for revaluation of vessels for $16,135.
[4]	It is mainly made up of the write-offs of 3 properties for $191,000, registering a loss of $130,000, recorded under other expenses (see Note 19).
[5]	Corresponds mainly to investments in Inmobiliaria Dos Naciones, S. de R.L. of C.V. for the Dam project.
[6]	Corresponds mainly to the cancellation of the project called “Terminal Quintana Roo”, derived from changes in the conditions of the project previously considered by Management.